Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
April 1, 2026
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Sheehy will transition off of the fund effective on or about March 31, 2027.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Sheehy will transition off of the fund effective on or about March 31, 2027.
LCV-PSTK-0826-115 1.918632.115	August 27, 2026
Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
April 1, 2026
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Sheehy will transition off of the fund effective on or about March 31, 2027.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Sheehy will transition off of the fund effective on or about March 31, 2027.
LDT-PSTK-0826-110 1.962372.110	August 27, 2026
Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2026
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Sheehy will transition off of the fund effective on or about March 31, 2027.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Sheehy will transition off of the fund effective on or about March 31, 2027.
ALCV-PSTK-0826-134 1.847519.134	August 27, 2026
Supplement to the
Fidelity® Series All-Sector Equity Fund
April 1, 2026
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Ms. Baker will transition off of the fund effective on or about September 30, 2026.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Ms. Baker will transition off of the fund effective on or about September 30, 2026.
DLF-PSTK-0826-128 1.882075.128	August 27, 2026